Business acquisition (Tables)	12 Months Ended
Dec. 31, 2025
Business acquisition.
Summary of disposal activities

Amount
Total consideration	17,264
Recognition of:
Long-term investment - fair value of retained non-controlling interests	9,655
Derecognition of:
Net liabilities (including cash disposed of RMB23,519)	29,482
Intangible assets	(16,027)
Deferred tax liability	3,899
Noncontrolling interests	24,061
Waiver of the contingent consideration yet to be paid	1,861
Goodwill attributable to the disposed entities	(5,244)
Total disposal gain	64,951

During the year ended December 31, 2024, the Group disposed 100% equity interests in certain subsidiaries engaged in Japan tour business, which were acquired by the Group before 2020, and the disposal activities are presented in aggregate as follows:

Amount
Total consideration (net-off of unpaid contingent consideration of RMB3,600)	13,507
Derecognition of:
Net liabilities (including cash disposed of RMB12,624)	10,903
Intangible assets	(389)
Deferred tax liability	97
Total disposal gain	24,118